Label	Element	Value
Frontier Silk Invest New Horizons Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Frontier Silk Invest New Horizons Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontier Silk Invest New Horizons Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal period from November 1, 2016 to June 30, 2017, the Fund had a portfolio turnover rate of 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions the Fund will invest at least 80% of its net assets in securities of issuers located in frontier markets or whose primary operations or principal trading markets are in frontier markets and depositary receipts (including American Depositary Receipts) of such issuers.  In general, “frontier” market countries are currently considered by the Fund’s subadviser, Silk Invest Limited (“Silk”), to be those countries included in at least one of the following frontier markets indices: MSCI Frontier Markets Index, Russell Frontier Index, FTSE Frontier Index or S&P Frontier BMI Index.  These countries typically are located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America.

Silk considers the following countries, among others, to be frontier markets:

•                  Central and Eastern Europe:  Belarus, Bosnia and Herzegovina, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Latvia, Lithuania, Macedonia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, and Ukraine

•                  Africa:  Botswana, Cote d’Ivoire, Egypt, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, South Africa, Swaziland, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe

•                  Middle East:  Bahrain, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, and United Arab Emirates

•                  Asia:  Azerbaijan, Bangladesh, Cambodia, Indonesia, Kazakhstan, Mongolia, Pakistan, Philippines, Sri Lanka, Thailand, Turkmenistan, Vietnam

•                  Central and South America:  Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad and Tobago, Uruguay, Venezuela

The Fund will predominantly invest in equity securities.  The Fund may invest in companies of any market capitalization.  The Fund’s exposure to certain frontier markets typically will be effected through participation notes (“P-Notes”), which are equity-linked derivatives issued by banks or broker-dealers that are designed to replicate the performance of certain issuers.  The Fund will have significant investments in the financial services and telecommunications services sectors.

Silk may make adjustments to the list of frontier markets countries from time to time based on economic criteria, market changes, or other factors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Continuing market volatility may have adverse effects on the Fund.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.  Geopolitical events, including those in North Korea, Ukraine and Middle East, may also cause market disruptions.

Depositary Receipts Risks.  The risks of depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Frontier Markets Risks.  Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets.  Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging markets countries are magnified in frontier market countries.  Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties.  Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss.

Emerging Markets Risks.  Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

Valuation Risks.  The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Sector Weightings Risk.  To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.  If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Financial Services Sector Risks.  To the extent that the Fund invests a significant portion of its assets in the financial services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector.  Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Telecommunication Services Sector Risk.  To the extent that the Fund invests a significant portion of its assets in the telecommunications services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the telecommunications services sector.  Companies in the telecommunication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including, but not limited to, changes in interest rates, central banks or supranational entities such as the International Monetary Fund (“IMF”) or managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier market companies trade.  For example, Nigeria has experienced economic challenges and liquidity issues with respect to its currency.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of medium-capitalization and small-capitalization companies may be substantially less than is typical of larger companies.

P-Note Risks.  P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of an underlying security or market.  The risks of P-Notes include many of the risks associated investing directly in foreign securities.  Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

New Fund Risks.  The Fund has only a limited history of operations.  Silk has not previously acted as an investment adviser or subadviser to an investment company registered with the SEC.  As the subadviser to a mutual fund, Silk is subject to additional limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended.  Additionally, there can be no assurance that the Fund will grow to or maintain an economically viable size.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Liquidity Risks.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid.  The Fund may not be able to sell certain securities when Silk considers it desirable to do so and/or may have to sell the security at a lower price.  Market prices for such securities may be volatile.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.  Updated performance information is available on the Company’s website www.frontiermutualfunds.com or by calling toll-free 1-800-825-2100.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontiermutualfunds.com
Frontier Silk Invest New Horizons Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	$ (15.00)
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	0.76%
Total Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.86%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	623
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,496
Frontier Silk Invest New Horizons Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	$ (15.00)
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	0.77%
Total Other Expenses	rr_OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.01%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,658

[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	The "Total Fund Annual Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver" for the Service Class shares do not correlate to the "Ratio of expenses to average net assets" figures in the Financial Highlights section of this Prospectus because the Service Class shares accrued only 0.10% for Shareholder Servicing Fees during the fiscal period November 1, 2016 to June 30, 2017.
[3]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.85% and 2.00% of the Fund's average daily net assets attributed to Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation described above and in place at the time of recoupment. The expense cap agreement will continue in effect until October 31, 2018, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. The current expense cap agreement can be terminated only by, or with the consent of, the Board of Directors of the Company.